INVESTMENTS (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Jun. 30, 2017	Jan. 31, 2017	Nov. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Equity investments	$ 468,537						$ 873,300		$ 873,300		$ 468,537	$ 300,000
Ownership percentages description									ownership percentages of less than 5%		ownership percentages of less than 5%
Unrealized gain on equity investments							245,834		$ 404,763
Cannabi-Tech Ltd. [Member]
Equity investments	$ 68,537										68,537
Ownership percentages description	accounts for less than 5% in Cannabi.
Hightimes Holdings Corp [Member]
Equity investments	$ 250,000						$ 654,763		$ 654,763		$ 250,000	$ 250,000
Market value per share							$ 11.00		$ 11.00
Common stock A [Member]
Purchase of stock					59,524
Stock price per share					$ 4.20
Total investment					$ 250,000
Ownership percentages description					accounts for less than 5% investment in Hightimes Holdings Corp.
Series A preferred stock [Member]
Purchase of stock			7,309			29,571
Stock price per share			$ 2.536			$ 1.69086
Total investment			$ 18,537			$ 50,000
Precision Cultivation Systems, LLC [Member]
Purchase of stock				50,000
Interest rate				0.50%
Repayment of investment, pro-rata basis				$ 42,500
Bailey Venture Partners XII LLC [Member]
Purchase of stock		100,000
Ownership percentages description		representing less than 5% interest in Bailey.